Intangible Assets, Net - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Forecast
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization	$ 39,018	$ 42,565	$ 42,565	$ 42,565	$ 42,565